Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 287,969	$ 821,080
Prepaid expenses	403,643	627,614
Total current assets	691,612	1,448,694
Investments held in Trust Account	206,563,051	206,498,802
Total Assets	207,254,663	207,947,496
Current liabilities:
Accounts payable	195,274	3,728
Accounts payable – related party	9,305	8,000
Accrued expenses	3,029,250	182,577
Due to related party		6,252
Franchise tax payable	110,568	61,420
Total current liabilities	3,344,397	261,977
Derivative warrant liabilities	13,822,200	21,226,950
Deferred underwriting commissions	7,227,500	7,227,500
Convertible note – related party	300,000
Total liabilities	24,694,097	28,716,427
Commitments and Contingencies
Class A common stock subject to possible redemption; 20,650,000 shares at $10.00 per share		206,500,000
Class A common stock subject to possible redemption; 20,650,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020	206,500,000	206,500,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, 0.0001 par value; 380,000,000 shares authorized
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,162,500 and 5,750,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	516	575	[1]
Additional paid-in capital
Accumulated deficit	(23,939,950)	(27,269,506)
Total stockholders’ deficit	(23,939,434)	(27,268,931)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	$ 207,254,663	$ 207,947,496

[1]	This number included up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.